Related-party Transactions (Details Narrative) - USD ($)																						1 Months Ended				3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2023	Aug. 18, 2023	Jul. 28, 2023	May 05, 2023	May 04, 2023	Apr. 28, 2023	Apr. 11, 2023	Jan. 27, 2023	Nov. 29, 2022	Nov. 27, 2022	Jul. 29, 2022	Jun. 15, 2022	May 09, 2022	May 05, 2022	Apr. 05, 2022	Jan. 26, 2022	Nov. 01, 2021	Jul. 30, 2021	May 12, 2021	Apr. 26, 2021	Jan. 01, 2021	Aug. 31, 2023	Jul. 31, 2023	May 31, 2023	Apr. 30, 2022	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Aug. 16, 2023	Jul. 25, 2023	Apr. 22, 2023	Nov. 01, 2022	Sep. 02, 2022	Aug. 11, 2022	Jul. 01, 2022	Jun. 10, 2022	May 24, 2022	Nov. 02, 2021	Oct. 21, 2021	Sep. 15, 2020
Related Party Transaction [Line Items]
Interest compounding percentage	6.00%																														6.00%		6.00%
Notes payables	$ 44,097																														$ 44,097		$ 44,097	$ 104,696		$ 359,184
Correction for rounding error																										$ 47,382	$ 16,650	$ 3,762,398	$ 935,662	$ 148,560				4,915,931		20,528,299
Bad debt expense																															61,599			8,333,687
Proceeds form common stock																															64,032	4,402,732		$ 4,472,219		$ 19,005,323
Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount	8,986,605																											2,475,000			8,986,605	2,475,000	8,986,605		$ 2,475,000
Accrued interest	45,640																											38,440			45,640	38,440	45,640		38,440
Proceeds from convertible debt, net																																	2,950,011		2,475,000
Warrants issued to purchase of securities								298,571,429	16,393,443
Notes payables	40,000																											40,000			40,000	40,000	40,000		40,000
Related party convertible debt	17,419,034																											2,752,095			17,419,034	2,752,095	17,419,034		2,752,095
Proceeds from intial public offerings								$ 950,000
Debt discount	1,498,388																											2,028,719			1,498,388	2,028,719	1,498,388		2,028,719
Correction for rounding error
Dividends payable									$ 33,315
Proceeds from related party																																	2,988,062		3,150,000
Bad debt expense																																	19,923		39,426
Outstanding principal								1,045,000
Professional fees																																	1,995,406		2,311,098
Accrued compensation	1,099,974																														1,099,974		1,099,974
Theralink Technologies Inc [Member] | Employee Severance [Member]
Related Party Transaction [Line Items]
Accrued compensation	900,000																														900,000		900,000
Theralink Technologies Inc [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount	350,000																									$ 350,000					350,000		350,000
Accrued interest	5,974																											2,474			5,974	2,474	5,974		2,474
Interest compounding percentage														1.00%
Proceeds from related party														$ 250,000
Debt instrument default interest rate														2.00%
Maturity date														May 05, 2024
Contingent conversion accrued interest	4,219																														4,219		4,219
Theralink Technologies Inc [Member] | Series E Preferred Stock [Member]
Related Party Transaction [Line Items]
Interest compounding percentage																																																8.00%
Theralink Technologies Inc [Member] | Series F Preferred Stock [Member]
Related Party Transaction [Line Items]
Warrants issued to purchase of securities									63,897,764
Interest compounding percentage																		8.00%
Exercise price of warrants									$ 0.003
Theralink Technologies Inc [Member] | New Related Party Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount								$ 831,922	$ 8,837,284																														$ 141,000
Debt description									Notwithstanding the preceding, holders of New Related Party Debentures and April 2023 Related Party Debenture shall have the right to require satisfaction of up to 40% of all amounts outstanding under the Debentures, in cash, at the time of a Qualified Financing. Investors that are exchanging securityholders shall have the right to require satisfaction of up to 10% of all amounts outstanding under the Debentures, in cash, at the time of a Qualified Financing
Warrants issued to purchase of securities							44,314,286		157,142,857
Interest compounding percentage									10.00%
Related party convertible debt									$ 550,000
Warrant coverage percentage							100.00%		100.00%
Proceeds from intial public offerings							$ 141,000		$ 412,092
Debt discount									50,000
Notes payables									58,200
Offering costs									$ 29,708
Conversion price									$ 0.003
Maturity date									Nov. 29, 2023	Feb. 29, 2024
Proceeds form common stock									$ 5,000,000
Theralink Technologies Inc [Member] | New Related Party Debenture [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount							155,100
Theralink Technologies Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Notes payables	1,149,442																											350,000			1,149,442	350,000	1,149,442		350,000
Debt discount	23,024																														23,024		23,024
Related party receivable	0																											0			0	0	0		0
Securities balance	1,172,466																											350,000			1,172,466	350,000	1,172,466		350,000
Accounts payable related payable	10,000																											16,223			10,000	16,223	10,000		16,223
Theralink Technologies Inc [Member] | Warrant [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Warrants issued to purchase of securities									63,897,764
Exercise price of warrants									$ 0.003
Warrant coverage percentage									100.00%
Theralink Technologies Inc [Member] | Warrant [Member] | Convertible Debt [Member] | Series F Preferred Stock [Member]
Related Party Transaction [Line Items]
Warrants issued to purchase of securities									63,897,764
Exercise price of warrants									$ 0.003
Theralink Technologies Inc [Member] | Mr. Kucharchuk [Member]
Related Party Transaction [Line Items]
Professional fees				$ 15,000																	$ 2,000
Theralink Technologies Inc [Member] | Mr. Kucharchuk [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable related payable	0																											12,000			0	12,000	0		12,000
Demand Promissory Note Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																												375,000				375,000			375,000					$ 120,000		$ 375,000
Accrued interest																												4,110				4,110			4,110
Interest compounding percentage											800.00%																													8.00%		8.00%
Notes payables																												375,000				375,000			375,000
Demand Promissory Note Agreement [Member] | Theralink Technologies Inc [Member] | Jeffrey Busch [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount											$ 125,000
Accrued interest																												2,683				2,683			2,683
Debt Instrument, issued, principal											$ 150,000
Interest compounding percentage											8.00%
Notes payables											$ 275,000																	275,000				275,000			275,000
Securities Purchase Agreement June 2022 [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount												$ 2,683
Securities Exchange Agreements [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Warrant shares									2,608,654,988
Securities Exchange Agreements [Member] | Theralink Technologies Inc [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants issued to purchase of securities									385,441,138
Securities Purchase Agreement [Member]
Related Party Transaction [Line Items]
Warrant shares																																						2,075,702
Exercise price of warrants																																						$ 3.276
Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount									$ 3,564,937
Exercise price of warrants																	$ 0.00366
Dividends payable									15.00%
Dividends payable									$ 464,992
Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Series E Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued									1,000
Correction for rounding error									$ 2,000,000
Dividends payable									$ 66,630
Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Series F Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued									500
Correction for rounding error									$ 1,000,000
Dividends payable									33,315
Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | New Related Party Debentures [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount									4,860,255
Related party convertible debt							14,100		589,505
Convertible Secured Promissory Note [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																																					$ 2,560,500
IMAC Note Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Interest compounding percentage																																					6.00%
Promissory Note Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 439,500
Accrued interest	15,366																														15,366		15,366
Interest compounding percentage			6.00%
Debt discount					$ 10,000	$ 10,000
Conversion price																																					$ 0.00313
Maturity date					Apr. 28, 2024	Apr. 28, 2024
Outstanding principal	380,966				$ 110,000																										380,966		380,966
Proceeds from issuance of debt			$ 439,500		$ 100,000															$ 100,000
Interest rate					10.00%
Repayment of debt		$ 108,000
Promissory Note Agreement [Member] | Theralink Technologies Inc [Member] | Jeffrey Busch [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																				$ 100,000																											$ 150,000
Demand Promissory Note Agreement One [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																												350,000				350,000			350,000					$ 120,000	$ 350,000
Accrued interest																												2,148				2,148			2,148
Interest compounding percentage																																									8.00%
Notes payables																												350,000				350,000			350,000
Subsequent Offering [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Securities balance	1,000,000					$ 1,000,000	$ 1,000,000																$ 1,000,000								1,000,000		1,000,000
Promissory Note Agreement Douglas [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Accrued interest	3,218																														3,218		3,218
Outstanding principal	2,000																														2,000		2,000
Repayment of debt	108,000
Promissory Note Agreement One [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Accrued interest	15,366																														15,366		15,366
Debt discount					$ 34,285																		34,285	$ 34,285
Outstanding principal																							$ 521,966	$ 521,966
Interest rate					10.00%																		10.00%	10.00%
Repayment of debt																						$ 114,000
Proceeds form common stock					$ 487,681																		$ 487,681	$ 487,681
Promissory Note Agreement Jeffrey Busch [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Repayment of debt	141,000
Promissory Note Agreement I M A C Holdings Inc [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Accrued interest	4,696																														4,696		4,696
Outstanding principal	$ 439,500																														439,500		$ 439,500
Investors [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Proceeds from convertible debt, net																		$ 1,000,000
Investors [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Series F Preferred Stock [Member]
Related Party Transaction [Line Items]
Amortization of debt discount																		957,192
Proceeds from convertible debt, net																		42,808
Investors [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Proceeds from convertible debt, net																		$ 957,192
Exercise price of warrants																			$ 0.00313
Investor [Member] | Theralink Technologies Inc [Member] | First November 2021 Securities Purchase Agreement [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrant shares issued																																														218,579,234
Investor [Member] | First November 2021 Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt description																the Company modified the terms of the First November 2021 SPA which increased the warrants issuable from 20% to 100% of the common stock issuable upon conversion of the notes purchased. As a result, the First November 2021 Investor received additional cashless-exercisable warrants equal to 80% of the common stock issuable upon conversion of the First November 2021 Notes.
Investor [Member] | First November 2021 Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Amortization of debt discount																$ 34,630
Investor [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																												425,000				425,000			425,000
Accrued interest																												15,710				15,710			15,710
Interest compounding percentage																									8.00%
Debt discount																												304,192				304,192			304,192
Conversion price																									$ 0.00476
Maturity date																									Apr. 01, 2027
Investor [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																									$ 425,000
Matthew Schwartz [Member] | Theralink Technologies Inc [Member] | First April 2022 Securities Purchase Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount															$ 100,000
Matthew Schwartz [Member] | First April 2022 Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																			$ 100,000
Accrued interest									3,901
Warrant shares issued																																														4,201,681
Proceeds from convertible debt, net															$ 100,000
Danica Holley [Member] | June 2022 Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount												$ 50,000																50,000				50,000			50,000
Accrued interest																												1,173				1,173			1,173
Warrants issued to purchase of securities												2,100,840
Majority Shareholder [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Bad debt expense																																			35,594
Majority Shareholder [Member] | Theralink Technologies Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Advanced to related party																												13,883				13,883			13,883
Dr Ruxin [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Accrued compensation																												112,500				112,500			112,500
Consulting fees																															$ 10,000	16,223
Convertible Note [Member] | Demand Promissory Note Agreement One [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Interest compounding percentage																																								8.00%	8.00%
Convertible Note [Member] | Investors [Member] | May 2021 Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																			1,000,000
Accrued interest																			20,164
Convertible Note [Member] | Investors [Member] | Securities Purchase Agreement June 2022 [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount												$ 50,000
Accrued interest																												1,173				1,173			1,173
Interest compounding percentage												8.00%
Notes payables																												50,000				50,000			50,000
Debt discount																												5,562				5,562			5,562
Conversion price												$ 0.00476
Maturity date												Apr. 01, 2027
Proceeds from issuance of debt												$ 50,000
Convertible Note [Member] | Investors [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																	$ 1,000,000		$ 1,000,000
Accrued interest																												20,164				20,164			20,164
Proceeds from convertible debt, net													$ 1,000,000
Warrants issued to purchase of securities																																												10,504,202
Interest compounding percentage													8.00%				8.00%		8.00%
Notes payables													$ 250,000															1,000,000				1,000,000			1,000,000								$ 250,000	$ 250,000	$ 250,000
Debt discount																												732,479				732,479			732,479
Conversion price																			$ 0.00313
Maturity date																	Nov. 01, 2026		May 12, 2026
Convertible Note [Member] | Investors [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants issued to purchase of securities																			63,897,764
Convertible Note [Member] | Investor [Member] | First November 2021 Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																												1,000,000				1,000,000			1,000,000											$ 1,000,000
Accrued interest									$ 20,164
Warrant shares																	54,644,811
Convertible Note [Member] | Investor [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Amortization of debt discount																	$ 1,000,000
Convertible Note [Member] | Matthew Schwartz [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt discount																												81,041				81,041			81,041
Four Convertible Notes [Member] | Investors [Member] | May 2022 Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount													1,000,000
Accrued interest																												$ 20,110				$ 20,110			$ 20,110
Aggregate investment amount													$ 1,000,000
Warrants to purchase price													20.00%
Four Convertible Notes [Member] | Investor [Member] | May 2022 Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Proceeds from convertible debt, net													$ 1,000,000
Warrants issued to purchase of securities													42,016,808
Demand Promissory Notes [Member] | Securities Purchase Agreement [Member] | Theralink Technologies Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount																																									$ 4,150,000
Accrued interest																																									$ 120,750
Interest compounding percentage							10.00%																																		10.00%
Dividends payable									15.00%